Derivative financial instruments - Disclosure of hedged items in fair value hedges (Details) - Derivatives designated as fair value hedges - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Liabilities
Total hedged items	£ 4,833	£ 7,235
Accumulated fair value adjustment included in carrying amount	(3,933)	(3,333)
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	(1,533)	(1,410)
Change in fair value used as a basis to determine ineffectiveness	(977)	(1,292)
Hedge ineffectiveness recognised in the income statement	182	206
Hedged assets
Assets
Carrying amount, hedged assets	80,036	76,805
Accumulated fair value adjustment included in carrying amount, assets	(6,103)	(6,716)
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship, assets	(2,091)	(2,222)
Liabilities
Change in fair value used as a basis to determine ineffectiveness	7	(1,617)
Hedge ineffectiveness recognised in the income statement	198	249
Hedged assets | Debt securities at amortised cost | Interest rate risk
Assets
Carrying amount, hedged assets	11,652	8,223
Accumulated fair value adjustment included in carrying amount, assets	27	(47)
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship, assets	(1)	8
Liabilities
Change in fair value used as a basis to determine ineffectiveness	102	62
Hedge ineffectiveness recognised in the income statement	32	69
Hedged assets | Debt securities at amortised cost | Inflation risk
Assets
Carrying amount, hedged assets	8,704	10,100
Accumulated fair value adjustment included in carrying amount, assets	(1,332)	(1,400)
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship, assets	(2)	(37)
Liabilities
Change in fair value used as a basis to determine ineffectiveness	17	(575)
Hedge ineffectiveness recognised in the income statement	12	(40)
Hedged assets | Financial assets at fair value through other comprehensive income | Interest rate risk
Assets
Carrying amount, hedged assets	48,598	47,293
Accumulated fair value adjustment included in carrying amount, assets	(1,502)	(1,381)
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship, assets	(410)	(423)
Liabilities
Change in fair value used as a basis to determine ineffectiveness	31	(126)
Hedge ineffectiveness recognised in the income statement	167	226
Hedged assets | Financial assets at fair value through other comprehensive income | Inflation risk
Assets
Carrying amount, hedged assets	8,813	8,477
Accumulated fair value adjustment included in carrying amount, assets	(142)	(254)
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship, assets	(48)	(86)
Liabilities
Change in fair value used as a basis to determine ineffectiveness	62	(113)
Hedge ineffectiveness recognised in the income statement	(14)	(35)
Loans and advances | Loans and advances at amortised cost | Interest rate risk
Assets
Carrying amount, hedged assets	1,989	2,394
Accumulated fair value adjustment included in carrying amount, assets	(3,342)	(3,853)
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship, assets	(1,709)	(1,786)
Liabilities
Change in fair value used as a basis to determine ineffectiveness	(196)	(848)
Hedge ineffectiveness recognised in the income statement	1	22
Loans and advances | Loans and advances at amortised cost | Inflation risk
Assets
Carrying amount, hedged assets	280	318
Accumulated fair value adjustment included in carrying amount, assets	188	219
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship, assets	79	102
Liabilities
Change in fair value used as a basis to determine ineffectiveness	(9)	(17)
Hedge ineffectiveness recognised in the income statement	0	7
Hedged liabilities
Liabilities
Carrying amount, hedged liabilities	(75,203)	(69,570)
Accumulated fair value adjustment included in carrying amount, liabilities	2,170	3,383
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship, liabilities	558	812
Change in fair value used as a basis to determine ineffectiveness	(984)	325
Hedge ineffectiveness recognised in the income statement	(16)	(43)
Debt securities at amortised cost | Interest rate risk
Liabilities
Carrying amount, hedged liabilities	(50,966)	(50,209)
Accumulated fair value adjustment included in carrying amount, liabilities	1,826	2,747
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship, liabilities	557	775
Change in fair value used as a basis to determine ineffectiveness	(746)	333
Hedge ineffectiveness recognised in the income statement	(20)	(49)
Subordinated liabilities | Interest rate risk
Liabilities
Carrying amount, hedged liabilities	(11,179)	(10,765)
Accumulated fair value adjustment included in carrying amount, liabilities	358	648
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship, liabilities	2	38
Change in fair value used as a basis to determine ineffectiveness	(237)	(4)
Hedge ineffectiveness recognised in the income statement	1	8
Deposits at amortised cost from banks and customers | Interest rate risk
Liabilities
Carrying amount, hedged liabilities	(13,058)	(8,596)
Accumulated fair value adjustment included in carrying amount, liabilities	(14)	(12)
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship, liabilities	(1)	(1)
Change in fair value used as a basis to determine ineffectiveness	(1)	(4)
Hedge ineffectiveness recognised in the income statement	£ 3	£ (2)